Document And Entity Information	12 Months Ended
Jun. 30, 2022 shares
Document Information Line Items
Entity Registrant Name	NEW PACIFIC METALS CORP
Trading Symbol	NEWP
Document Type	40-F
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding	156,631,827
Amendment Flag	false
Entity Central Index Key	0001369085
Entity Current Reporting Status	Yes
Document Period End Date	Jun. 30, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Registration Statement	false
Document Annual Report	true
Entity File Number	001-40381
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	1066 West Hastings Street
Entity Address, Address Line Two	Suite 1750
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 3X1
City Area Code	(604)
Local Phone Number	633-1368
Title of 12(b) Security	Common shares, no par value
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Auditor Name	Deloitte LLP
Auditor Location	Vancouver, Canada
Auditor Firm ID	1208
Entity Interactive Data Current	Yes
Business Contact
Document Information Line Items
Entity Address, Address Line One	Columbia Center
Entity Address, Address Line Two	701 Fifth Avenue, Suite 6100
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98104-7043
City Area Code	(206)
Local Phone Number	903-8800
Contact Personnel Name	DL Services Inc.